Business Changes and Developments (Details) (Predecessor, USD $) In Thousands, unless otherwise specified				0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 12, 2011 OAC Merger	Dec. 31, 2011 OAC Merger	Jul. 12, 2011 OAC Merger PGHI	Feb. 19, 2011 OAC Merger PGHI	Jul. 12, 2011 OAC Merger PGHI Maximum
Business Combination
Non-voting economic interest to be exchanged by PGHI (as a percent)							25.00%
Goodwill expected to be deductible for tax purposes				$ 0
Merger related costs					3,149
Additional profit interests received by PGHI if certain distributions and future profit thresholds are achieved (as a percent)								5.00%
Value attributed to profit interests received by PGHI						0
Purchase price as a percentage of valuation of the Company				25.00%
Purchase price				133,300
Allocation of purchase price
Cash and cash equivalents				11,587
Restricted cash				36,836
VIE and other finance receivables				1,159,286
Fixed assets				1,241
Intangible assets				50,375
Other receivables				11,536
Marketable securities				174,445
Deferred tax assets				1,837
Other assets				11,523
Total Assets				1,458,666
Accounts payable and accrued expenses				16,351
Accrued interest				8,277
Derivative liabilities				38,635
Borrowings under revolving credit facilities and other similar borrowings				21,982
Long-term debt				45,113
Long-term debt issued by securitization trusts, net				54,878
Long-term debt issued by securitization trusts, at fair market value				842,103
Other liabilities				11,341
Installment obligations payable.				174,445
Term loan payable				176,489
Total Liabilities				1,389,614
Noncontrolling interest in affiliates				20,745
Goodwill	$ 84,993	$ 84,993	$ 84,993	$ 84,993